INVENTORIES - Summary of Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 109,713	$ 66,487
Work in process	1,130	562
Finished goods	80,994	44,650
Total inventories	$ 191,837	$ 111,699	$ 121,129